Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 7 - INTANGIBLE ASSETS, NET

As of June 30, 2024 and December 31, 2023, intangible assets, net consisted of the following:

	June 30,	December 31,
	2024	2023
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(26,533)	(20,793)
Total intangible assets, net	38,267	44,007

For the six months ended June 30, 2024 and 2023, amortization expenses amounted to $5,740 and $5,740 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset:

Year ending December 31,
2024 (remaining 6 months)	$5,740
2025	11,480
2026	11,480
2027	9,567
Total	$38,267